Employee Defined Contribution Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Employee benefits, expense	$ 579,094	$ 288,666	$ 79,878